Organization and Significant Accounting Policies - Earnings Per Share Basic And Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic and Diluted [Abstract]
Net loss attributable to stockholders	$ (116)	$ (21,708)	$ (175,806)	$ (21,172)	$ (1,157,332)
Weighted average common shares outstanding	317,601,345	203,750,000	223,227,833	203,750,000	203,750,000
Basic and diluted loss per common share	$ 0.00	$ (0.11)	$ (0.79)	$ (0.10)	$ (5.68)